Calvert
Global Energy Solutions Fund
June 30, 2022
Schedule of Investments (Unaudited)

Common Stocks — 100.0%

Security	Shares	Value
Austria — 0.8%
Verbund AG(1)	13,418	$ 1,318,966
		$ 1,318,966
Belgium — 0.9%
Umicore S.A.	40,640	$ 1,424,595
		$ 1,424,595
Brazil — 0.4%
Sao Martinho S.A.	103,852	$ 720,929
		$ 720,929
Canada — 5.7%
Algonquin Power & Utilities Corp.(1)	93,690	$1,259,196
Boralex, Inc., Class A	39,016	1,299,725
Brookfield Renewable Partners L.P.	37,964	1,321,147
Canadian Solar, Inc.(1)(2)	44,881	1,397,594
Innergex Renewable Energy, Inc.(1)	83,004	1,115,576
NFI Group, Inc.(1)	72,359	752,709
Northland Power, Inc.	43,168	1,285,113
TransAlta Renewables, Inc.(1)	77,797	994,221
		$9,425,281
China — 5.8%
BYD Co., Ltd., Class H	32,000	$1,289,903
China Everbright Environment Group, Ltd.	1,896,037	1,121,163
NIO, Inc. ADR(2)	64,893	1,409,476
Xinyi Energy Holdings, Ltd.	1,856,000	952,126
Xinyi Solar Holdings, Ltd.	998,000	1,546,451
XPENG, Inc. ADR(2)	45,097	1,431,379
Yadea Group Holdings, Ltd.(3)	510,000	1,000,219
Zhuzhou CRRC Times Electric Co., Ltd., Class H	198,200	980,069
		$9,730,786
Denmark — 2.6%
Novozymes A/S, Class B	16,505	$993,319
Orsted A/S(3)	13,330	1,403,967
ROCKWOOL International A/S, Class B	3,291	747,169
Vestas Wind Systems A/S	59,946	1,274,572
		$4,419,027
Finland — 0.6%
Neste Oyj	21,978	$977,603
		$977,603
France — 5.1%
Albioma S.A.	20,297	$1,060,566
Security	Shares	Value
France (continued)
Alstom S.A.	36,931	$ 843,302
Cie de Saint-Gobain	19,166	828,148
Danone S.A.	17,142	959,989
Engie S.A.	75,106	869,650
Legrand S.A.	13,023	966,938
Neoen S.A.(1)(3)	27,342	1,030,706
Nexans S.A.	10,034	781,742
Schneider Electric SE	9,098	1,084,076
		$8,425,117
Germany — 7.8%
Bayerische Motoren Werke AG	11,640	$902,340
Daimler Truck Holding AG(2)	32,321	851,202
Deutsche Post AG	24,375	920,306
Encavis AG	55,429	1,018,563
Evonik Industries AG	35,464	760,567
Infineon Technologies AG	38,013	924,686
Mercedes-Benz Group AG	14,177	823,376
Nordex SE(2)	117,403	1,007,150
SGL Carbon SE(2)	160,970	1,016,686
Siemens AG	9,834	1,010,901
Siemens Energy AG(2)	69,895	1,030,136
SMA Solar Technology AG(2)	26,310	1,072,503
VERBIO Vereinigte BioEnergie AG	19,415	978,088
Vitesco Technologies Group AG(2)	15,995	621,233
		$12,937,737
Greece — 0.6%
Terna Energy S.A.	54,516	$986,592
		$986,592
Ireland — 1.0%
CRH PLC	24,383	$840,250
Kingspan Group PLC	12,667	761,681
		$1,601,931
Italy — 2.2%
Enel SpA	155,284	$851,612
ERG SpA	33,073	1,031,060
Snam SpA	173,360	909,510
Terna - Rete Elettrica Nazionale	118,884	934,694
		$3,726,876
Japan — 6.1%
Azbil Corp.	30,800	$812,027
Daikin Industries, Ltd.	7,300	1,172,081
Fuji Electric Co., Ltd.	35,800	1,480,109
GS Yuasa Corp.	62,400	976,434

Calvert
Global Energy Solutions Fund
June 30, 2022
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Japan (continued)
Hitachi Metals, Ltd.(2)	61,300	$ 927,970
Meidensha Corp.	79,600	1,169,648
Mitsubishi Electric Corp.	100,500	1,080,290
Nidec Corp.	14,900	923,306
West Holdings Corp.(1)	28,000	750,809
Yokogawa Electric Corp.	51,700	855,284
		$ 10,147,958
Netherlands — 1.3%
Alfen Beheer B.V.(2)(3)	14,296	$1,314,442
Signify NV(3)	23,598	778,504
		$2,092,946
New Zealand — 2.1%
Infratil, Ltd.	241,670	$1,157,824
Mercury NZ, Ltd.(1)	323,889	1,140,449
Meridian Energy, Ltd.	401,035	1,170,279
		$3,468,552
Norway — 1.0%
Norsk Hydro ASA	125,758	$710,691
Scatec ASA(3)	103,847	903,109
		$1,613,800
Singapore — 1.1%
CDL Hospitality Trusts	1	$1
City Developments, Ltd.	169,700	996,734
XP Power, Ltd.	24,546	853,622
		$1,850,357
South Korea — 3.1%
Ecopro BM Co., Ltd.	12,144	$1,070,172
LG Chem, Ltd.	4,218	1,675,735
LG Display Co., Ltd.	113,868	1,277,597
SK IE Technology Co., Ltd.(2)(3)	14,838	1,127,696
		$5,151,200
Spain — 5.3%
Acciona S.A.	6,630	$1,221,633
Atlantica Sustainable Infrastructure PLC	34,240	1,104,582
EDP Renovaveis S.A.	53,433	1,262,226
Ence Energia y Celulosa S.A.	243,585	836,430
Iberdrola S.A.	86,655	902,200
Red Electrica Corp. S.A.(1)	48,633	920,602
Siemens Gamesa Renewable Energy S.A.(2)	86,105	1,623,451
Solaria Energia y Medio Ambiente S.A.(2)	48,500	1,033,569
		$8,904,693
Security	Shares	Value
Sweden — 1.8%
AddTech AB, Class B	54,345	$ 711,130
Fabege AB	78,382	742,854
Munters Group AB(3)	114,859	669,547
Nibe Industrier AB, Class B	121,078	912,716
		$ 3,036,247
Switzerland — 1.1%
ABB, Ltd.	39,587	$ 1,061,651
Landis+Gyr Group AG	13,584	712,903
		$1,774,554
Taiwan — 4.7%
Chroma ATE, Inc.	178,000	$916,667
Delta Electronics, Inc.	131,000	976,769
Everlight Electronics Co., Ltd.	454,000	630,734
Kung Long Batteries Industrial Co., Ltd.	146,000	665,439
OptoTech Corp.	405,200	582,922
Simplo Technology Co., Ltd.	144,000	1,235,799
Sino-American Silicon Products, Inc.	263,000	1,253,842
Voltronic Power Technology Corp.	31,000	1,503,824
		$7,765,996
Thailand — 1.1%
BCPG PCL, Foreign Shares	2,590,837	$799,900
Energy Absolute PCL NVDR	481,900	1,112,208
		$1,912,108
United Kingdom — 4.0%
Croda International PLC	11,545	$912,540
easyJet PLC(2)	154,135	692,321
Johnson Matthey PLC	35,181	829,591
Linde PLC	3,034	872,366
National Grid PLC	82,750	1,063,415
Smart Metering Systems PLC	132,615	1,322,902
United Utilities Group PLC	75,566	940,666
		$6,633,801
United States — 33.8%
3M Co.	6,595	$853,459
AAON, Inc.	15,570	852,613
Acuity Brands, Inc.	5,370	827,195
AECOM	14,107	920,059
AES Corp. (The)	44,711	939,378
Alaska Air Group, Inc.(2)	20,390	816,620
Alphabet, Inc., Class A(2)	433	943,620
Ameresco, Inc., Class A(2)	14,141	644,264
Aptiv PLC(2)	10,462	931,850
Arcosa, Inc.	28,842	1,339,134

Calvert
Global Energy Solutions Fund
June 30, 2022
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
United States (continued)
BorgWarner, Inc.	24,593	$ 820,668
Brookfield Renewable Corp., Class A	35,798	1,274,767
Clearway Energy, Inc., Class C	33,676	1,173,272
Cummins, Inc.	4,712	911,913
Eaton Corp. PLC	8,543	1,076,333
Emerson Electric Co.	13,506	1,074,267
EnerSys	22,771	1,342,578
Enphase Energy, Inc.(2)	10,571	2,063,882
Enviva, Inc.(1)	14,895	852,292
Equinix, Inc.	1,435	942,824
FedEx Corp.	4,450	1,008,860
First Solar, Inc.(2)	24,271	1,653,583
General Mills, Inc.	14,309	1,079,614
Gibraltar Industries, Inc.(2)	19,044	737,955
Hannon Armstrong Sustainable Infrastructure Capital, Inc.(1)	25,899	980,536
International Business Machines Corp.	7,199	1,016,427
Itron, Inc.(2)	16,204	800,964
Johnson Controls International PLC	20,951	1,003,134
Livent Corp.(2)	52,314	1,187,005
Microsoft Corp.	3,676	944,107
MYR Group, Inc.(2)	15,578	1,372,889
NextEra Energy Partners, L.P.	17,901	1,327,538
NextEra Energy, Inc.	13,205	1,022,859
ON Semiconductor Corp.(2)	32,656	1,642,923
Ormat Technologies, Inc.(1)	14,543	1,139,444
Owens Corning	10,309	766,062
Power Integrations, Inc.	19,571	1,468,021
Quanta Services, Inc.	8,291	1,039,194
Rockwell Automation, Inc.	5,142	1,024,852
SolarEdge Technologies, Inc.(2)	6,859	1,877,171
Stanley Black & Decker, Inc.	8,299	870,233
SunPower Corp.(1)(2)	61,328	969,596
Sunrun, Inc.(1)(2)	48,676	1,137,071
Tenneco, Inc., Class A(2)	45,190	775,460
Tesla, Inc.(2)	1,937	1,304,415
TPI Composites, Inc.(2)	87,779	1,097,237
Trane Technologies PLC	8,150	1,058,440
Universal Display Corp.	13,272	1,342,330
Vicor Corp.(2)	21,167	1,158,470
Waste Management, Inc.	6,220	951,536
Whirlpool Corp.	5,343	827,470
Willdan Group, Inc.(2)	37,036	1,021,453
		$56,207,837
Total Common Stocks (identified cost $183,488,742)		$166,255,489

High Social Impact Investments — 0.1%

Security	Principal Amount (000's omitted)	Value
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23(4)(5)	$200	$ 185,528
Total High Social Impact Investments (identified cost $200,000)		$ 185,528

Short-Term Investments — 3.3%

Affiliated Fund — 0.7%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 1.38%(6)	1,215,815	$ 1,215,815
Total Affiliated Fund (identified cost $1,215,815)		$ 1,215,815

Securities Lending Collateral — 2.6%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 1.56%(7)	4,301,955	$ 4,301,955
Total Securities Lending Collateral (identified cost $4,301,955)		$ 4,301,955
Total Short-Term Investments (identified cost $5,517,770)		$ 5,517,770

Total Investments — 103.4% (identified cost $189,206,512)	$171,958,787
Other Assets, Less Liabilities — (3.4)%	$ (5,594,066)
Net Assets — 100.0%	$166,364,721

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	All or a portion of this security was on loan at June 30, 2022. The aggregate market value of securities on loan at June 30, 2022 was $8,160,678 and the total market value of the collateral received by the Fund was $8,349,124, comprised of cash of $4,301,955 and U.S. government and/or agencies securities of $4,047,169.
(2)	Non-income producing security.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At June 30, 2022, the aggregate value of these securities is $8,228,190 or 4.9% of the Fund's net assets.
(4)	May be deemed to be an affiliated company.

Calvert
Global Energy Solutions Fund
June 30, 2022
Schedule of Investments (Unaudited) — continued

(5)	Restricted security. Total market value of restricted securities amounts to $185,528, which represents 0.1% of the net assets of the Fund as of June 30, 2022.
(6)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of June 30, 2022.
(7)	Represents investment of cash collateral received in connection with securities lending.
At June 30, 2022, the concentration of the Fund’s investments in the various sectors, determined as a percentage of net assets, was as follows:
Economic Sectors	% of Net Assets
Industrials	36.6%
Utilities	25.2
Information Technology	16.8
Materials	7.9
Consumer Discretionary	7.3
Energy	1.7
Consumer Staples	1.7
Real Estate	1.6
Financials	0.6
Communication Services	0.6
High Social Impact Investments	0.1
Total	100.1%
Restricted Securities
Description	Acquisition Date	Cost
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23	12/14/20	$200,000

Abbreviations:
ADR	– American Depositary Receipt
NVDR	– Non-Voting Depository Receipt
PCL	– Public Company Limited

Calvert
Global Energy Solutions Fund
June 30, 2022
Schedule of Investments (Unaudited) — continued

Affiliated Investments
At June 30, 2022, the value of the Fund's investment in Calvert Impact Capital, Inc. (the Notes) and affiliated funds was $1,401,343, which represents 0.8% of the Fund's net assets. Transactions in the Notes and affiliated funds by the Fund for the fiscal year to date ended June 30, 2022 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Interest/ Dividend income	Principal amount/ Units/Shares, end of period
High Social Impact Investments
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23(1)	$196,566	$ —	$ —	$ —	$(11,038)	$ 185,528	$2,250	$ 200,000
Short-Term Investments
Calvert Cash Reserves Fund, LLC	970,203	15,624,079	(16,594,156)	(47)	(79)	—	208	—
Liquidity Fund, Institutional Class(2)	—	6,323,600	(5,107,785)	—	—	1,215,815	990	1,215,815
Total				$(47)	$(11,117)	$1,401,343	$3,448

(1)	Restricted security.
(2)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of June 30, 2022, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks:
Austria	$ —	$1,318,966	$ —	$1,318,966
Belgium	—	1,424,595	—	1,424,595
Brazil	720,929	—	—	720,929
Canada	9,425,281	—	—	9,425,281
China	2,840,855	6,889,931	—	9,730,786
Denmark	—	4,419,027	—	4,419,027
Finland	—	977,603	—	977,603
France	—	8,425,117	—	8,425,117
Germany	—	12,937,737	—	12,937,737
Greece	—	986,592	—	986,592
Ireland	—	1,601,931	—	1,601,931
Italy	—	3,726,876	—	3,726,876
Japan	—	10,147,958	—	10,147,958
Netherlands	—	2,092,946	—	2,092,946
New Zealand	—	3,468,552	—	3,468,552
Norway	—	1,613,800	—	1,613,800
Singapore	—	1,850,357	—	1,850,357
South Korea	—	5,151,200	—	5,151,200

Calvert
Global Energy Solutions Fund
June 30, 2022
Schedule of Investments (Unaudited) — continued

Asset Description (continued)	Level 1	Level 2	Level 3	Total
Spain	$1,104,582	$7,800,111	$ —	$8,904,693
Sweden	—	3,036,247	—	3,036,247
Switzerland	—	1,774,554	—	1,774,554
Taiwan	—	7,765,996	—	7,765,996
Thailand	—	1,912,108	—	1,912,108
United Kingdom	872,366	5,761,435	—	6,633,801
United States	56,207,837	—	—	56,207,837
Total Common Stocks	$71,171,850	$95,083,639(1)	$ —	$166,255,489
High Social Impact Investments	$ —	$185,528	$ —	$185,528
Short-Term Investments:
Affiliated Fund	1,215,815	—	—	1,215,815
Securities Lending Collateral	4,301,955	—	—	4,301,955
Total Investments	$76,689,620	$95,269,167	$ —	$171,958,787

(1)	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.